FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09297

Nuveen Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Cedric H. Antosiewicz – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: October 31

Date of reporting period: June 30, 2019

Item 1. Proxy Voting Record

FORM N-PX

ICA File Number:  811-09297

Registrant Name:  Nuveen Quality Municipal Income Fund

Reporting Period:  07/01/2018 - 06/30/2019

Nuveen Quality Municipal Income Fund

BLACKROCK MUNIHOLDINGS FUND, INC. Meeting Date: JUL 30, 2018 Record Date: MAY 31, 2018 Meeting Type: ANNUAL
Ticker: MHD Security ID: 09253N104
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Michael J. Castellano	Management	For	For
1.2	Elect Director Richard E. Cavanagh	Management	For	For
1.3	Elect Director Cynthia L. Egan	Management	For	For
1.4	Elect Director Robert Fairbairn	Management	For	For
1.5	Elect Director R. Glenn Hubbard	Management	For	For
1.6	Elect Director Catherine A. Lynch	Management	For	For
1.7	Elect Director John M. Perlowski	Management	For	For
1.8	Elect Director Karen P. Robards	Management	For	For

INVESCO QUALITY MUNICIPAL INCOME TRUST Meeting Date: AUG 09, 2018 Record Date: MAY 21, 2018 Meeting Type: ANNUAL
Ticker: IQI Security ID: 46133G107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Bruce L. Crockett	Management	For	For
1.2	Elect Director Jack M. Fields	Management	For	For
1.3	Elect Director Martin L. Flanagan	Management	For	For
1.4	Elect Director Robert C. Troccoli	Management	For	For

END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Quality Municipal Income Fund

By	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz – Chief Administrative Officer

Date

August 19, 2019